Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party transactions not disclosed elsewhere are as follows:

		2018	2017	2016
i)	Incurred consulting fees with a company related by a director in common	$2,813	$—	$21,000
ii)	Incurred management service fees with a company related by an officer in common	$67,500	$—	$—
iii)	Incurred professional service fees with a company related by a director in common	$—	$—	$132,000
iv)	Incurred marketing consulting services with a company related by a director in common	$—	$3,113	$5,619
v)	Incurred bottling services from a company related by a director in common	$160,642	$305,289	$218,812
vi)	Incurred consulting fees with a company related by an officer in common	$—	$213,311	$150,000
vii)	Incurred services from a company related by a director in common	$—	$1,775	$1,055
viii)	Purchased supplies from a company related by a director in common	$—	$1,728	$1,273